Expense Example (Invesco V.I. Basic Value Fund, Series II shares, Invesco V.I. Basic Value Fund, USD $)	12 Months Ended
May 02, 2011
Invesco V.I. Basic Value Fund | Series II shares, Invesco V.I. Basic Value Fund
Example
Expense Example, By Year, Column [Text]	Series II
1 Year	$ 127
3 Years	397
5 Years	686
10 Years	$ 1,511